Deposits and other current assets	12 Months Ended
Dec. 31, 2011
Deposits and other current assets

13 Deposits and other current assets

	As of December 31,
	2010	2011
	$	$
Prepaid minimum guarantees	2,837,186	1,552,425
Rental and other deposits	715,340	1,523,358
Staff advances	323,794	386,310
Prepayments to VAS advertising, content and other suppliers	1,954,469	2,284,462
Interest income receivable from non-related parties	—	7,629
Interest income receivable from short-term investments	318,750	—
Unbilled receivables	—	499,084
Others	527,113	270,082

	6,676,652	6,523,350
Less: Allowance for doubtful receivables	(92,406)	(820,624)

	6,584,246	5,702,726

Movement in allowance for doubtful receivables:
Balance at beginning of year	(240,141)	(92,406)
Write-off against provision	147,735	—
Additional provision	—	(728,218)

Balance at the end of year	(92,406)	(820,624)